RISK MANAGEMENT - Liquidity Risk - Liquid assets and LRI (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 11,749,890	$ 12,019,528
Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	7,858,675	6,598,351
Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	5,283,312	4,752,893
Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,299,072	2,850,272
Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,204,574	1,498,050
Later than one day and not later than seven days [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	10,865,287	10,233,924
Later than one day and not later than seven days [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	6,955,066	5,923,470
Later than one day and not later than seven days [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	4,141,163	3,847,320
Later than one day and not later than seven days [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,828,016	2,506,591
Later than one day and not later than seven days [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,595,742	818,874
Not later than one month [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	6,445,745	2,928,010
Not later than one month [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	3,243,471	2,935,981
Not later than one month [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,588,642	1,670,839
Not later than one month [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	487,831	1,138,719
Not later than one month [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	729,790	612,503
Later than one month and not later than three months [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(15,602,231)	(12,974,116)
Later than one month and not later than three months [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(5,830,252)	(4,254,187)
Later than one month and not later than three months [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(5,038,168)	(4,180,180)
Later than one month and not later than three months [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(3,202,904)	(2,391,818)
Later than one month and not later than three months [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets		$ 155,747
Liquid assets (liabilities)	$ (358,231)